Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	June 30, 2021	December 31, 2020
Accrued billings on contracts	$671,521	$—
Charging station expenses	5,311,727	4,811,852
Lease incentive liability	3,641,842	4,038,322
Employee related expenses	2,682,634	3,712,880
Financing transaction costs	—	3,459,719
Other	725,613	2,274,252
Deposit liability	850,000	2,508,701
Accrued interest	35,119	1,426,156
Total accrued expenses and other liabilities	$13,918,456	$22,231,882

	December 31,
	2020	2019
Charging station expenses	$4,811,852	$2,396,854
Lease incentive liability	4,038,322	7,054,670
Employee related expenses	3,712,880	1,418,020
Financing transaction costs	3,459,719	—
Other	2,274,252	578,054
Deposit liability	2,508,701	1,871,831
Accrued interest	1,426,156	708,000
Total accrued expenses and other liabilities	$22,231,882	$14,027,429